Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000123053
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	Institutional Class
Trading Symbol	LYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
Table Summary
	Lyrical U.S. Value Equity Fund - Institutional Class	S&P 500® Index
May-2016	$100,000	$100,000
May-2017	$121,322	$117,468
May-2018	$128,847	$134,365
May-2019	$110,427	$139,448
May-2020	$103,503	$157,349
May-2021	$182,697	$220,790
May-2022	$174,173	$220,129
May-2023	$157,765	$226,561
May-2024	$215,603	$290,420
May-2025	$242,565	$329,694
May-2026	$298,038	$427,882

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	22.87%	10.28%	11.54%
S&P 500® Index	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,261,659,922
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,791,560
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,261,659,922 Number of Portfolio Holdings34 Advisory Fee (net of waivers & recoupments)$4,791,560 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000138389
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	Investor Class
Trading Symbol	LYRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
Table Summary
	Lyrical U.S. Value Equity Fund - Investor Class	S&P 500® Index
May-2016	$10,000	$10,000
May-2017	$12,090	$11,747
May-2018	$12,797	$13,436
May-2019	$10,925	$13,945
May-2020	$10,220	$15,735
May-2021	$17,991	$22,079
May-2022	$17,100	$22,013
May-2023	$15,451	$22,656
May-2024	$21,073	$29,042
May-2025	$23,653	$32,969
May-2026	$28,975	$42,788

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	22.50%	10.00%	11.23%
S&P 500® Index	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,261,659,922
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,791,560
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,261,659,922 Number of Portfolio Holdings34 Advisory Fee (net of waivers & recoupments)$4,791,560 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000236986
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	A Class
Trading Symbol	LYRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
Table Summary
	Lyrical U.S. Value Equity Fund - A Class	S&P 500® Index
Jul-2022	$9,426	$10,000
May-2023	$9,851	$11,081
May-2024	$13,428	$14,205
May-2025	$15,072	$16,126
May-2026	$18,468	$20,928

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	22.53%	18.80%
With LoadFootnote Reference*	15.49%	17.01%
S&P 500® Index	29.78%	20.82%

Performance Inception Date	Jul. 05, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,261,659,922
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,791,560
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,261,659,922 Number of Portfolio Holdings34 Advisory Fee (net of waivers & recoupments)$4,791,560 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000236985
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	C Class
Trading Symbol	LYRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$106	1.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
Table Summary
	Lyrical U.S. Value Equity Fund - C Class	S&P 500® Index
Jul-2022	$10,000	$10,000
May-2023	$10,378	$11,081
May-2024	$14,047	$14,205
May-2025	$15,651	$16,126
May-2026	$19,034	$20,928

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	21.61%	17.92%
With CDSC	20.61%	17.92%
S&P 500® Index	29.78%	20.82%

Performance Inception Date	Jul. 05, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,261,659,922
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,791,560
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,261,659,922 Number of Portfolio Holdings34 Advisory Fee (net of waivers & recoupments)$4,791,560 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000218236
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	Institutional Class
Trading Symbol	LYRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

   The Fund was up 12.7% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 12.7% during the period and the MSCI EAFE Equal-Weighted Index was up 10.3%.

  For the reporting period, the three positions that most positively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) up 209%, Renesas Electronics Corporation (6723-JP) up 141%, and CK Hutchison Holdings Ltd. (1-HK) up 30%. Both Samsung Electronics Company Ltd. and Renesas Electronics Corporation are benefiting from the enormous spending on artificial intelligence (AI) and data centers. Outperformance for all three stocks was primarily driven by earnings growth.

   On the other side, the three positions that most negatively impacted performance were: Nintendo Company Ltd. - ADR (NTDOY-US) down 46%, Sony Group Corporation (6758-JP) down 26%, and Grab Holdings Limited - Class A (GRAB-US) down 31%. Both Sony Group Corporation and Grab Holdings Ltd.- Class A produced strong earnings growth, but underperformed due to their valuation multiples compressing. Nintendo Company Ltd. - ADR's profitability has been impacted by soaring memory costs, a near-term headwind that does not change our long-term thesis.

   Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.9 times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.4 times earnings on this same basis, a premium of 23% to the Fund.

   In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2008, the companies in our portfolio have grown their earnings per share at a 7.7% annualized rate, compared to the MSCI EAFE at 2.7%.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
Table Summary
	Lyrical International Value Equity Fund - Institutional Class	MSCI EAFE Index
Mar-2020	$100,000	$100,000
May-2020	$86,900	$95,200
May-2021	$136,568	$131,770
May-2022	$118,957	$118,093
May-2023	$120,448	$121,708
May-2024	$140,066	$144,256
May-2025	$156,479	$163,484
May-2026	$192,037	$200,758

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Institutional Class	22.72%	7.06%	11.01%
MSCI EAFE Index	22.80%	8.79%	11.80%

Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 38,001,209
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,001,209 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$0 Portfolio Turnover11%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.8%
Consumer Staples	4.5%
Materials	5.1%
Health Care	6.4%
Communications	7.5%
Financials	11.8%
Consumer Discretionary	13.4%
Technology	23.1%
Industrials	26.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	7.6%
Renesas Electronics Corporation	7.0%
CK Hutchison Holdings Ltd.	4.5%
Bollore SE	4.3%
Rexel S.A.	4.3%
Johnson Controls International plc	4.2%
Ayvens S.A.	4.1%
Evolution AB	4.0%
Julius Baer Group Ltd.	4.0%
AerCap Holdings N.V.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000218237
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	Investor Class
Trading Symbol	LYRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

   The Fund was up 12.6% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 12.7% during the period and the MSCI EAFE Equal-Weighted Index was up 10.3%.

 For the reporting period, the three positions that most positively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) up 209%, Renesas Electronics Corporation (6723-JP) up 141%, and CK Hutchison Holdings Ltd. (1-HK) up 30%. Both Samsung Electronics Company Ltd. and Renesas Electronics Corporation are benefiting from the enormous spending on artificial intelligence (AI) and data centers. Outperformance for all three stocks was primarily driven by earnings growth.

   On the other side, the three positions that most negatively impacted performance were: Nintendo Company Ltd. - ADR (NTDOY-US) down 46%, Sony Group Corporation (6758-JP) down 26%, and Grab Holdings Ltd.- Class A (GRAB-US) down 31%. Both Sony Group Corporation and Grab Holdings Limited - Class A produced strong earnings growth, but underperformed due to their valuation multiples compressing. Nintendo Company Ltd. - ADR's profitability has been impacted by soaring memory costs, a near-term headwind that does not change our long-term thesis.

   Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.9 times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.4 times earnings on this same basis, a premium of 23% to the Fund.

   In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2008, the companies in our portfolio have grown their earnings per share at a 7.7% annualized rate, compared to the MSCI EAFE at 2.7%.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
Table Summary
	Lyrical International Value Equity Fund - Investor Class	MSCI EAFE Index
Mar-2020	$10,000	$10,000
May-2020	$8,680	$9,520
May-2021	$13,615	$13,177
May-2022	$11,836	$11,809
May-2023	$11,955	$12,171
May-2024	$13,863	$14,426
May-2025	$15,465	$16,348
May-2026	$18,921	$20,076

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Investor Class	22.35%	6.80%	10.75%
MSCI EAFE Index	22.80%	8.79%	11.80%

Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 38,001,209
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,001,209 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$0 Portfolio Turnover11%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.8%
Consumer Staples	4.5%
Materials	5.1%
Health Care	6.4%
Communications	7.5%
Financials	11.8%
Consumer Discretionary	13.4%
Technology	23.1%
Industrials	26.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	7.6%
Renesas Electronics Corporation	7.0%
CK Hutchison Holdings Ltd.	4.5%
Bollore SE	4.3%
Rexel S.A.	4.3%
Johnson Controls International plc	4.2%
Ayvens S.A.	4.1%
Evolution AB	4.0%
Julius Baer Group Ltd.	4.0%
AerCap Holdings N.V.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000216823
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Systematic Opportunities Fund
Class Name	Institutional Class
Trading Symbol	QASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/q3. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://funddocs.filepoint.com/q3
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed exactly as designed during the six-month period ended May 31, 2026, successfully navigating a highly bifurcated market regime to generate positive risk-adjusted returns. The first half of the reporting period provided an ideal environment for the Fund’s core methodology, which specializes in exploiting short-term equity volatility by purchasing equities during market pullbacks and liquidating positions upon subsequent recoveries.

As large-cap equities faced significant downward pressure in February and March due to escalating geopolitical tensions and renewed inflation fears, the Fund systematically executed tactical trades inside the S&P 500® Index and NASDAQ-100® Index platforms. By capturing these distinct trading windows, the strategy achieved equity-like gains while maintaining a substantially lower risk profile than a traditional buy-and-hold approach.

When volatility temporarily compressed during the historic, long-only equity surges of April and May, the model adaptively reduced its equity exposure to preserve capital. During these stretches outside of the equity markets, the Fund safely deployed its cash reserves into high-yielding money market funds, providing a stable yield baseline while waiting for the next volatile entry signal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Q3 All-Season Systematic Opportunities Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
May-2020	$86,300	$105,385	$94,569
May-2021	$111,200	$104,959	$119,739
May-2022	$100,327	$96,329	$109,822
May-2023	$101,814	$94,265	$107,927
May-2024	$113,292	$95,495	$121,258
May-2025	$123,942	$100,709	$133,172
May-2026	$149,664	$105,878	$157,246

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	20.75%	6.12%	6.48%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	0.89%
Dow Jones Moderate Portfolio Index	18.08%	5.60%	7.31%

Performance Inception Date	Dec. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 355,196,441
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,545,954
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$355,196,441 Number of Portfolio Holdings2 Advisory Fee $1,545,954 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.7%
Money Market Funds	4.2%
Fixed Income	77.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000256096
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Systematic Opportunities Fund
Class Name	C Class
Trading Symbol	QCSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/q3. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://funddocs.filepoint.com/q3
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$132	2.58%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed exactly as designed during the six-month period ended May 31, 2026, successfully navigating a highly bifurcated market regime to generate positive risk-adjusted returns. The first half of the reporting period provided an ideal environment for the Fund’s core methodology, which specializes in exploiting short-term equity volatility by purchasing equities during market pullbacks and liquidating positions upon subsequent recoveries.

As large-cap equities faced significant downward pressure in February and March due to escalating geopolitical tensions and renewed inflation fears, the Fund systematically executed tactical trades inside the S&P 500® Index and NASDAQ-100® Index platforms. By capturing these distinct trading windows, the strategy achieved equity-like gains while maintaining a substantially lower risk profile than a traditional buy-and-hold approach.

When volatility temporarily compressed during the historic, long-only equity surges of April and May, the model adaptively reduced its equity exposure to preserve capital. During these stretches outside of the equity markets, the Fund safely deployed its cash reserves into high-yielding money market funds, providing a stable yield baseline while waiting for the next volatile entry signal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Q3 All-Season Systematic Opportunities Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Oct-2024	$10,000	$10,000	$10,000
May-2025	$10,926	$10,073	$10,237
May-2026	$13,006	$10,590	$12,088

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (October 18, 2024)
Q3 All-Season Systematic Opportunities Fund - C Class	19.03%	17.65%
Bloomberg U.S. Aggregate Bond Index	5.13%	3.61%
Dow Jones Moderate Portfolio Index	18.08%	12.44%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 355,196,441
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,545,954
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$355,196,441 Number of Portfolio Holdings2 Advisory Fee $1,545,954 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.7%
Money Market Funds	4.2%
Fixed Income	77.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000238715
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Active Rotation ETF
Trading Symbol	QVOY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Active Rotation ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.
Additional Information Phone Number	(888) 348-1255
Additional Information Website	https://www.q3allseasonfunds.com/etf/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six months ended May 31, 2026, the Fund successfully capitalized on powerful rotational shifts across global equity, fixed income, and commodity markets. The reporting period experienced dramatic leadership swings, beginning with a strong value and small-cap bias in early winter, followed by a severe March correction, and concluding with an aggressive technology-led growth expansion in April and May.

The Fund’s active equity sleeve, which targets sectors displaying positive relative strength, benefited significantly from this volatile backdrop. Strategic allocations to precious metals and defensive sectors shielded the portfolio during the first-quarter equity contraction, as gold and broad commodities surged amid heightened macroeconomic anxiety. As market leadership aggressively pivoted back toward growth in the spring, the Fund adjusted its underlying exposure to capture the explosive, artificial intelligence-driven technology and semiconductor rally.

Furthermore, the Fund’s 15% alternative sleeve contributed meaningfully to overall outperformance, driven by tactical positions in metals that reached multi-year highs. Meanwhile, the fixed income allocation remained agile, rotating across corporate and Treasury sectors to generate modest gains and effectively lower overall portfolio correlation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Q3 All-Season Active Rotation ETF - NAV	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
Dec-2022	$10,000	$10,000	$10,000
May-2023	$10,295	$10,619	$10,197
May-2024	$11,856	$13,265	$11,915
May-2025	$11,834	$15,084	$13,223
May-2026	$16,042	$19,231	$16,301

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (December 6, 2022)
Q3 All-Season Active Rotation ETF	35.56%	14.54%
MSCI World Index	27.49%	20.66%
Dow Jones Moderately Aggressive Portfolio Index	23.27%	15.06%

Performance Inception Date	Dec. 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf/ for updated performance information.
AssetsNet	$ 59,543,041
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 174,350
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$59,543,041 Number of Portfolio Holdings12 Advisory Fee (net of recoupments)$174,350 Portfolio Turnover284%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Alternative	5.0%
Fixed Income	7.4%
Commodity	17.9%
Equity	68.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	14.5%
Invesco QQQ Trust Series 1	14.1%
Invesco S&P 500 High Beta ETF	13.7%
VanEck Oil Services ETF	13.7%
iShares MSCI USA Value Factor ETF	13.6%
Vanguard Small-Cap Value ETF	12.9%
NYLI Hedge Multi-Strategy Tracker ETF	5.0%
iShares Convertible Bond ETF	4.9%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	4.2%
Janus Henderson AAA CLO ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000267451
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Tactical Advantage ETF
Trading Symbol	QTAC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Tactical Advantage ETF (the "Fund") for the period of December 15, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf-qtac/. You can also request this information by contacting us at (888) 348-1255.
Additional Information Phone Number	(888) 348-1255
Additional Information Website	https://www.q3allseasonfunds.com/etf-qtac/
Expenses [Text Block]

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Tactical Advantage ETF	$85	1.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended May 31, 2026, performance for the Fund was primarily driven by its variable exposure to Nasdaq-100® Index instruments. The reporting period was characterized by a sharp divergence between a volatile first-quarter retreat and an extraordinary spring rally. Concerns over artificial intelligence (AI) capital expenditures, sticky inflation data, and rising Middle East tensions initially caused large-cap technology stocks to struggle, culminating in a sharp -5.8% drop for the Nasdaq-100® Index in March.

Responding to this macro volatility, the Fund’s systematic, quantitative indicators defensively navigated the downturn, utilizing tactical shifts into money market and Treasury funds to mitigate downside pressure and stabilize the portfolio. As market conditions rapidly improved in April, the Index experienced a historic snapback, surging over 15% on the back of resilient economic growth and stellar technology earnings.

The Fund’s quantitative models successfully captured this massive pivot, rotating back into full equity exposure to benefit handsomely from the broad tech sector expansion and AI-driven infrastructure momentum that propelled markets to all-time highs through the end of May.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Q3 All-Season Tactical Advantage ETF - NAV	S&P 500® Index	Nasdaq-100® Index
Dec-2025	$10,000	$10,000	$10,000
May-2026	$10,309	$11,120	$12,135

Average Annual Return [Table Text Block]
Table Summary
Since Inception (December 15, 2025)
Q3 All-Season Tactical Advantage ETF	3.09%
S&P 500® Index	11.20%
Nasdaq-100® Index	21.35%

Performance Inception Date	Dec. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf-qtac/ for updated performance information.
AssetsNet	$ 58,991,979
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 285,294
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,991,979 Number of Portfolio Holdings2 Advisory Fee $285,294 Portfolio Turnover53%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	34.1%
Equity	65.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.